Investment Securities	12 Months Ended
Mar. 31, 2012
Investment Securities

6. Investment Securities

Investment securities at March 31, 2012 and 2011, primarily consisted of securities available for sale. Komatsu does not have intentions to sell these securities within a year as of the balance sheet date.

Unrealized holding gains and losses are included as a component of accumulated other comprehensive income (loss) until realized.

The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2012 and 2011, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥19,890	¥26,072	¥29	¥45,933

Other investment securities at cost	8,259

	¥28,149

At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥23,887	¥25,599	¥114	¥49,372

Other investment securities at cost	11,483

	¥35,370

	Thousands of U.S. dollars
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	$242,561	$317,951	$353	$560,159

Other investment securities at cost	100,719

	$343,280

Other investment securities primarily include non-marketable equity securities. The fair value of other investment securities was not estimated as it was not practicable to estimate the fair value of investments and no significant events or changes that might have effected the fair value of those investments were observed.

Proceeds from the sale of investment securities available for sale were ¥1,757 million ($21,427 thousand), ¥2,132 million and ¥1,005 million for the years ended March 31, 2012, 2011 and 2010, respectively.

Impairment losses and net realized gains or losses from sale of investment securities available for sale during the years ended March 31, 2012, 2011 and 2010, amounted to losses of ¥2,516 million ($30,683 thousand) and ¥54 million, gains of ¥679 million, respectively. Such gains and losses were included in other expenses, net in the accompanying consolidated statements of income.

The cost of the investment securities sold was computed based on the average cost method.

Gross unrealized holding losses and the fair value of available-for-sale securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2012 and 2011, are as follows:

	Millions of yen
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	¥272	¥29	¥—	¥—	¥272	¥29

At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥479	¥114	¥—	¥—	¥479	¥114

	Thousands of U.S. dollars
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
At March 31, 2012
Investment securities:
Marketable equity securities available for sale	$3,317	$353	$—	$—	$3,317	$353

Komatsu judged the decline in fair value of investment securities at yearend to be temporary, with considering such factors as financial and operating conditions of issuer, the industry in which the issuer operates and other relevant factors.